Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Officers compensation per quarter			$ 500,000	$ 500,000
Accounts payable and accrued expenses	66,918	$ 61,241		61,241
Stock based compensation	2,500		525,000	532,500
Wayne Anderson [Member]
Officers compensation per quarter			$ 500,000	37,500
Stock based compensation	10,000			7,500
Due to director	50,000	37,500		37,500
Board of Directors Service Agreement [Member] | Wayne Anderson [Member]
Officers compensation per quarter	$ 10,000	$ 10,000		$ 10,000
Number of shares issued during the period as compensation	10,000	10,000		10,000
Accounts payable and accrued expenses	$ 12,500	$ 12,500		$ 12,500
Stock based compensation	$ 2,500			$ 2,500